Employee Benefit Plans (Change In Accrued Post-Retirement Obligation) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	$ 9	$ 11
Interest cost	14	15
Other Benefit Plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Accrued benefit obligation and plan deficit, beginning of year	4	4
Current service cost	0
Interest cost	0
Payment of benefits to employees	0
Effect of changes in demographic assumptions	1
Effect of changes in financial assumptions	(1)
Effect of experience adjustments	1
Accrued benefit obligation and plan deficit, end of year	$ 5	$ 4